Capital commitments (Tables)	12 Months Ended
Dec. 31, 2025
Capital commitments
Summary of capital expenditure contracted but not yet incurred

	2025	2024
	$m	$m
Property, plant and equipment	7	39
Intangible assets	3	2
Total	10	41